Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation. The timing of the grants follows our regular annual schedule and occurs independently of the release of any material nonpublic information.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The timing of the grants follows our regular annual schedule and occurs independently of the release of any material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false